UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                --------------

Check here if Amendment [ ]; Amendment Number:  --------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Shay Assets Management, Inc.
          ---------------------------------
Address:  230 West Monroe Street
          ---------------------------------
          Suite 2810
          ---------------------------------
          Chicago, IL  60606
          ---------------------------------

13F File Number:  28-7232
                     ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David F. Adamson
        ---------------------------------------------------
Title:  President
        ---------------------------------------------------
Phone:  (312) 214-6590
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ David F. Adamson            Chicago, IL              May 14, 2008
    -----------------------      -------------------      ------------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                NONE
                                            ---------------------
Form 13F Information Table Entry Total:             48
                                            ---------------------
Form 13F Information Table Value Total:        100,235
                                            ---------------------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   FORM 13F INFORMATION TABLE
                                                   --------------------------
         ITEM 1                ITEM 2       ITEM 3     ITEM 4           ITEM 5          ITEM 6       ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                               TITLE                    VALUE     SHRS OR  SH/  PUT/  INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED   NONE
--------------------------   ------------   ---------  --------   -------  ---  ---   ----------    --------   ----   ------   ----
3M CO                        COMMON         88579Y101    3,847    48,600                 SOLE                   X
ABBOTT LABORATORIES          COMMON         002824100    2,647    48,000                 SOLE                   X
AMERICAN EXPRESS CO.         COMMON         025816109    2,886    66,000                 SOLE                   X
AMERICAN INT'L GROUP         COMMON         026874107    3,244    75,000                 SOLE                   X
ANHEUSER-BUSCH               COMMON         035229103       47     1,000                 SOLE                   X
AUTOMATIC DATA PROCESSING    COMMON         053015103    4,027    95,000                 SOLE                   X
AUTOZONE INC                 COMMON         053332102       51       450                 SOLE                   X
BERKSHIRE  HATHAWAY INC.     CLASS A        084670108    4,936        37                 SOLE                   X
BEST BUY INC                 COMMON         086516101       41     1,000                 SOLE                   X
CATERPILLAR INC              COMMON         149123101       63       800                 SOLE                   X
CEMEX SAB                    SPON ADR NEW   151290889       21       800                 SOLE                   X
CISCO SYSTEMS                COMMON         17275R102    3,445   143,000                 SOLE                   X
CITIGROUP, INC.              COMMON         172967101       13       600                 SOLE                   X
COCA COLA CO                 COMMON         191216100    4,930    81,000                 SOLE                   X
CORNING INC                  COMMON         219350105       48     2,000                 SOLE                   X
DARDEN RESTAURANTS INC       COMMON         237194105       29       900                 SOLE                   X
DELL INC.                    COMMON         24702R101    2,223   111,600                 SOLE                   X
DIAGEO PLC.                  SPON ADR NEW   25243Q205       49       600                 SOLE                   X
DOW CHEMICAL COMPANY         COMMON         260543103       41     1,100                 SOLE                   X
EATON CORP                   COMMON         278058102       36       450                 SOLE                   X
ELI LILLY & CO               COMMON         532457108       46       900                 SOLE                   X
EXXON MOBIL CORP.            COMMON         30231G102    2,622    31,000                 SOLE                   X
FEDEX CORP.                  COMMON         31428X106    2,595    28,000                 SOLE                   X
GENERAL ELECTRIC CO.         COMMON         369604103    5,514   149,000                 SOLE                   X
HARLEY-DAVIDSON, INC.        COMMON         412822108    2,363    63,000                 SOLE                   X
HOME DEPOT, INC.             COMMON         437076102    3,259   116,500                 SOLE                   X
I B M CORP.                  COMMON         459200101    4,093    35,550                 SOLE                   X
ILLINOIS TOOL WORKS, INC.    COMMON         452308109    2,990    62,000                 SOLE                   X
INGERSOLL-RAND CO.           CLASS A        G4776G101       49     1,100                 SOLE                   X
JOHNSON & JOHNSON            COMMON         478160104    5,112    78,800                 SOLE                   X
KELLOGG CO                   COMMON         487836108       50       950                 SOLE                   X
LEXMARK INTERNATIONAL GROUP  CLASS A        529771107       25       800                 SOLE                   X
MEDTRONIC, INC.              COMMON         585055106    3,434    71,000                 SOLE                   X
MICROSOFT CORP.              COMMON         594918104    4,166   146,800                 SOLE                   X
NOKIA CORP.                  SPONSORED ADR  654902204       32     1,000                 SOLE                   X


                                                   FORM 13F INFORMATION TABLE
                                                   --------------------------
         ITEM 1                ITEM 2       ITEM 3     ITEM 4           ITEM 5          ITEM 6       ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                               TITLE                    VALUE     SHRS OR  SH/  PUT/  INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED   NONE
--------------------------   ------------   ---------  --------   -------  ---  ---   ----------    --------   ----   ------   ----

OMNICOM GROUP                COMMON         681919106    2,960    67,000                 SOLE                   X
PEPSICO INC.                 COMMON         713448108    4,837    67,000                 SOLE                   X
PFIZER, INC.                 COMMON         717081103       44     2,100                 SOLE                   X
PROCTER & GAMBLE CO.         COMMON         742718109    5,045    72,000                 SOLE                   X
SEAGATE TECHNOLOGY           SHS            G7945J104       42     2,000                 SOLE                   X
STAPLES, INC.                COMMON         855030102    3,206   145,000                 SOLE                   X
SYSCO CORPORATION            COMMON         871829107    3,047   105,000                 SOLE                   X
TRANE INC                    COMMON         892893108       64     1,400                 SOLE                   X
UBS AG                       SHS NEW        H89231338       19       650                 SOLE                   X
UNITEDHEALTH GROUP INC       COMMON         91324P102    2,818    82,000                 SOLE                   X
UST INC                      COMMON         902911106       41       750                 SOLE                   X
WAL MART STORES INC.         COMMON         931142103    5,321   101,000                 SOLE                   X
WELLS FARGO CO.              COMMON         949746101    3,818   131,200                 SOLE                   X
TOTAL                                                  100,235